Property and Equipment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 7,829,148	$ 6,894,087	$ 5,293,711
Less: Accumulated depreciation	5,313,999	4,705,256	4,005,338
Net property and equipment	2,515,149	2,188,831	1,288,373
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	756,236	756,236	756,236
Website And Software [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	533,417	533,417	533,418
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	27,131	27,131	25,975
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	20,983	16,846	13,104
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	1,224,591	1,218,464	1,211,658
Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 5,266,790	$ 4,341,993	$ 2,753,320